Commitments and Contingencies - Future minimum charter hire receipts (Table) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2024	$ 403,278
2025	331,377
2026	200,151
2027	153,803
2028	142,781
Thereafter	330,378
Total	$ 1,561,768